6. CASH AND CASH EQUIVALENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents1 [line items]
Percentage of fixed interest rate	1.89%	4.39%	6.39%
Top of Range [member]
Cash and cash equivalents1 [line items]
Percentage of accrued interest on certificate of deposits	108.00%	106.00%	106.00%
Bottom Of Range [member]
Cash and cash equivalents1 [line items]
Percentage of accrued interest on certificate of deposits	50.00%	80.00%	40.00%